EQUITY SETTLED SHARE-BASED TRANSACTIONS - Restricted Share Units (Details) - RSUs - CNY (¥) ¥ in Thousands					12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of units
Balance at beginning of year (in shares)					3,600,382	9,018,080	7,688,524
Granted (in shares)					10,948,660	463,580	39,877,700
Vested (in shares)					(9,353,780)	(2,716,500)	(37,631,880)
Forfeited (in shares)					(3,739,442)	(3,164,778)	(916,264)
Balance at end of year (in shares)	1,455,820	3,600,382	9,018,080	7,688,524	1,455,820	3,600,382	9,018,080
Weighted average remaining contractual term
Outstanding (in years)	1 year 2 months 9 days	1 year 7 months 6 days	2 years	1 year 1 month 28 days
Aggregate intrinsic value
Balance at beginning of year (in dollars)					¥ 7,550	¥ 28,046	¥ 43,773
Balance at end of year (in dollars)	¥ 2,589	¥ 7,550	¥ 28,046	¥ 43,773	2,589	7,550	28,046
Additional disclosures
Fair value at grant date	4,480	660	49,210
Total unrecognized compensation cost related to unvested RSUs	1,530	2,220	11,410		¥ 1,530	2,220	11,410
Recognition period (in years)					1 year 3 months 7 days
Compensation cost	¥ 20,340	¥ 2,410	¥ 91,600
Income Tax benefit					¥ 0	¥ 0	¥ 0